CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)	9 Months Ended
Sep. 30, 2012
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)

20. CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)

        The following condensed consolidating financial statements (unaudited) present, in separate columns, financial information for the following: Huntsman International (on a parent only basis), with our investment in subsidiaries recorded under the equity method; the Guarantors on a combined, and where appropriate, consolidated basis; and the nonguarantors on a combined, and where appropriate, consolidated basis. Additional columns present eliminating adjustments and consolidated totals as of September 30, 2012 and December 31, 2011 and for the three and nine months ended September 30, 2012 and 2011. There are no contractual restrictions limiting transfers of cash from the guarantors to our Company. Each of the guarantors is 100% owned by us and has fully and unconditionally guaranteed our outstanding notes on a joint and several basis.

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)
AS OF SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$3	$264	$-	$271
Restricted cash	-	-	9	-	9
Accounts and notes receivable, net	34	146	1,446	-	1,626
Accounts receivable from affiliates	1,621	3,933	119	(5,410)	263
Inventories	91	312	1,411	(7)	1,807
Prepaid expenses	9	11	61	(18)	63
Deferred income taxes	6	-	49	(15)	40
Other current assets	218	4	230	(218)	234

Total current assets	1,983	4,409	3,589	(5,668)	4,313
Property, plant and equipment, net	375	859	2,297	-	3,531
Investment in unconsolidated affiliates	5,875	1,670	134	(7,456)	223
Intangible assets, net	30	2	47	(4)	75
Goodwill	(16)	82	41	-	107
Deferred income taxes	66	-	189	(65)	190
Notes receivable from affiliates	20	928	2	(948)	2
Other noncurrent assets	84	133	267	-	484

Total assets	$8,417	$8,083	$6,566	$(14,141)	$8,925

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$55	$251	$711	$-	$1,017
Accounts payable to affiliates	2,955	1,119	1,386	(5,409)	51
Accrued liabilities	91	353	509	(235)	718
Deferred income taxes	-	39	7	(17)	29
Note payable to affiliate	100	-	-	-	100
Current portion of debt	24	-	106	-	130

Total current liabilities	3,225	1,762	2,719	(5,661)	2,045
Long-term debt	2,995	-	555	-	3,550
Notes payable to affiliates	607	-	952	(949)	610
Deferred income taxes	-	144	94	34	272
Other noncurrent liabilities	173	152	582	-	907

Total liabilities	7,000	2,058	4,902	(6,576)	7,384
Equity
Huntsman International LLC members' equity:
Members' equity	3,103	4,732	2,349	(7,081)	3,103
Accumulated deficit	(1,155)	(289)	(295)	584	(1,155)
Accumulated other comprehensive (loss) income	(531)	1,582	(471)	(1,111)	(531)

Total Huntsman International LLC members' equity	1,417	6,025	1,583	(7,608)	1,417
Noncontrolling interests in subsidiaries	-	-	81	43	124

Total equity	1,417	6,025	1,664	(7,565)	1,541

Total liabilities and equity	$8,417	$8,083	$6,566	$(14,141)	$8,925

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)
AS OF DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$-	$227	$-	$231
Restricted cash	-	-	8	-	8
Accounts and notes receivable, net	13	151	1,365	-	1,529
Accounts receivable from affiliates	1,105	3,041	93	(4,091)	148
Inventories	105	271	1,167	(4)	1,539
Prepaid expenses	9	7	43	(13)	46
Deferred income taxes	6	-	49	(15)	40
Other current assets	90	9	222	(101)	220

Total current assets	1,332	3,479	3,174	(4,224)	3,761
Property, plant and equipment, net	393	868	2,247	2	3,510
Investment in unconsolidated affiliates	5,286	1,460	147	(6,691)	202
Intangible assets, net	42	2	52	(3)	93
Goodwill	(16)	82	48	-	114
Deferred income taxes	154	-	191	(182)	163
Notes receivable from affiliates	20	920	5	(940)	5
Other noncurrent assets	81	137	264	-	482

Total assets	$7,292	$6,948	$6,128	$(12,038)	$8,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$53	$205	$604	$-	$862
Accounts payable to affiliates	2,244	822	1,089	(4,091)	64
Accrued liabilities	117	204	487	(114)	694
Deferred income taxes	-	39	7	(17)	29
Note payable to affiliate	100	-	-	-	100
Current portion of debt	33	-	179	-	212

Total current liabilities	2,547	1,270	2,366	(4,222)	1,961
Long-term debt	3,128	-	602	-	3,730
Notes payable to affiliates	435	-	944	(940)	439
Deferred income taxes	9	79	98	(80)	106
Other noncurrent liabilities	196	163	644	-	1,003

Total liabilities	6,315	1,512	4,654	(5,242)	7,239
Equity
Huntsman International LLC members' equity:
Members' equity	3,081	4,754	2,343	(7,097)	3,081
Accumulated deficit	(1,493)	(820)	(396)	1,216	(1,493)
Accumulated other comprehensive (loss) income	(611)	1,502	(546)	(956)	(611)

Total Huntsman International LLC members' equity	977	5,436	1,401	(6,837)	977
Noncontrolling interests in subsidiaries	-	-	73	41	114

Total equity	977	5,436	1,474	(6,796)	1,091

Total liabilities and equity	$7,292	$6,948	$6,128	$(12,038)	$8,330

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
THREE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$240	$838	$1,613	$-	$2,691
Related party sales	187	92	306	(535)	50

Total revenues	427	930	1,919	(535)	2,741
Cost of goods sold	362	689	1,706	(558)	2,199

Gross profit	65	241	213	23	542
Selling, general and administrative	43	25	152	-	220
Research and development	10	9	16	-	35
Other operating (income) expense	(1)	(5)	4	2	-
Restructuring, impairment and plant closing costs (credits)	1	(1)	47	-	47

Operating income (loss)	12	213	(6)	21	240
Interest (expense) income, net	(52)	10	(17)	-	(59)
Equity in income (loss) of investment in affiliates and subsidiaries	146	(20)	3	(127)	2
Loss on early extinguishment of debt	(1)	-	-	-	(1)
Other income	-	21	1	(21)	1

Income (loss) from continuing operations before income taxes	105	224	(19)	(127)	183
Income tax benefit (expense)	11	(80)	7	-	(62)

Income (loss) from continuing operations	116	144	(12)	(127)	121
Income (loss) from discontinued operations, net of tax	1	-	(2)	-	(1)

Income (loss) before extraordinary gain	117	144	(14)	(127)	120
Extraordinary gain on the acquisition of a business, net of tax of nil	-	-	1	-	1

Net income (loss)	117	144	(13)	(127)	121
Net loss (income) attributable to noncontrolling interests	-	1	(6)	1	(4)

Net income (loss) attributable to Huntsman International LLC	$117	$145	$(19)	$(126)	$117

Net income (loss)	$117	$144	$(13)	$(127)	$121
Other comprehensive income	107	61	87	(146)	109
Comprehensive income (loss) attributable to noncontrolling interests	-	1	(8)	1	(6)

Comprehensive income attributable to Huntsman International LLC	$224	$206	$66	$(272)	$224

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
THREE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$247	$870	$1,803	$3	$2,923
Related party sales	161	117	299	(524)	53

Total revenues	408	987	2,102	(521)	2,976
Cost of goods sold	360	821	1,827	(527)	2,481

Gross profit	48	166	275	6	495
Selling, general and administrative	35	20	161	-	216
Research and development	13	9	20	-	42
Other operating (income) expense	(2)	15	(14)	-	(1)
Restructuring, impairment and plant closing costs	-	-	155	-	155

Operating income (loss)	2	122	(47)	6	83
Interest (expense) income, net	(54)	11	(23)	-	(66)
Equity in income (loss) of investment in affiliates and subsidiaries	19	(73)	2	54	2
Loss on early extinguishment of debt	(2)	-	-	-	(2)
Other expense	-	-	-	(1)	(1)

(Loss) income from continuing operations before income taxes	(35)	60	(68)	59	16
Income tax benefit (expense)	11	(46)	(20)	-	(55)

(Loss) income from continuing operations	(24)	14	(88)	59	(39)
(Loss) income from discontinued operations, net of tax	(7)	(1)	18	-	10

Net (loss) income	(31)	13	(70)	59	(29)
Net income attributable to noncontrolling interests	-	(1)	(1)	-	(2)

Net (loss) income attributable to Huntsman International LLC	$(31)	$12	$(71)	$59	$(31)

Net (loss) income	$(31)	$13	$(70)	$59	$(29)
Other comprehensive loss	(194)	(167)	(184)	351	(194)
Comprehensive income attributable to noncontrolling interests	-	-	(2)	-	(2)

Comprehensive loss attributable to Huntsman International LLC	$(225)	$(154)	$(256)	$410	$(225)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$718	$2,654	$5,034	$-	$8,406
Related party sales	536	346	884	(1,604)	162

Total revenues	1,254	3,000	5,918	(1,604)	8,568
Cost of goods sold	1,071	2,300	5,170	(1,601)	6,940

Gross profit	183	700	748	(3)	1,628
Selling, general and administrative	142	76	451	-	669
Research and development	32	27	53	-	112
Other operating (income) expense	(4)	2	7	2	7
Restructuring, impairment and plant closing costs	2	-	50	-	52

Operating income	11	595	187	(5)	788
Interest (expense) income, net	(155)	31	(57)	-	(181)
Equity in income of investment in affiliates and subsidiaries	531	102	6	(634)	5
Loss on early extinguishment of debt	(2)	-	-	-	(2)
Other (expense) income	(22)	21	2	1	2

Income from continuing operations before income taxes	363	749	138	(638)	612
Income tax benefit (expense)	44	(214)	(18)	-	(188)

Income from continuing operations	407	535	120	(638)	424
Income (loss) from discontinued operations, net of tax	3	-	(10)	-	(7)

Income before extraordinary gain	410	535	110	(638)	417
Extraordinary gain on the acquisition of a business, net of tax of nil	-	-	1	-	1

Net income	410	535	111	(638)	418
Net income attributable to noncontrolling interests	-	-	(11)	3	(8)

Net income attributable to Huntsman International LLC	$410	$535	$100	$(635)	$410

Net income	$410	$535	$111	$(638)	$418
Other comprehensive income	80	80	72	(150)	82
Comprehensive income attributable to noncontrolling interests	-	-	(10)	-	(10)

Comprehensive income attributable to Huntsman International LLC	$490	$615	$173	$(788)	$490

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$682	$2,534	$5,229	$-	$8,445
Related party sales	353	400	868	(1,477)	144

Total revenues	1,035	2,934	6,097	(1,477)	8,589
Cost of goods sold	901	2,403	5,283	(1,463)	7,124

Gross profit	134	531	814	(14)	1,465
Selling, general and administrative	119	77	492	-	688
Research and development	37	25	61	-	123
Other operating expense (income)	31	(23)	(1)	-	7
Restructuring, impairment and plant closing costs	-	-	171	-	171

Operating (loss) income	(53)	452	91	(14)	476
Interest (expense) income, net	(164)	32	(65)	-	(197)
Equity in income (loss) of investment in affiliates and subsidiaries	300	(12)	7	(289)	6
Loss on early extinguishment of debt	(5)	-	-	-	(5)
Other expense	(16)	-	-	16	-

Income from continuing operations before income taxes	62	472	33	(287)	280
Income tax benefit (expense)	87	(166)	(32)	-	(111)

Income from continuing operations	149	306	1	(287)	169
Loss from discontinued operations, net of tax	-	(1)	(4)	-	(5)

Income (loss) before extraordinary gain	149	305	(3)	(287)	164
Extraordinary gain on the acquisition of a business, net of tax of nil	-	-	2	-	2

Net income (loss)	149	305	(1)	(287)	166
Net income attributable to noncontrolling interests	-	(2)	(9)	(6)	(17)

Net income (loss) attributable to Huntsman International LLC	$149	$303	$(10)	$(293)	$149

Net income (loss)	$149	$305	$(1)	$(287)	$166
Other comprehensive (loss) income	(36)	141	(77)	(63)	(35)
Comprehensive income attributable to noncontrolling interests	-	(1)	(11)	(6)	(18)

Comprehensive income (loss) attributable to Huntsman International LLC	$113	$445	$(89)	$(356)	$113

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$161	124	$349	$(1)	$633

Investing activities:
Capital expenditures	(14)	(55)	(179)	-	(248)
Cash paid for acquisition of a business	-	-	(17)	(1)	(18)
Increase in receivable from affiliate	(97)	-	-	-	(97)
Investment in affiliate	23	(11)	-	(12)	-
Investment in unconsolidated affiliate	(3)	(81)	-	-	(84)
Cash received from unconsolidated affiliates	-	51	-	-	51
Increase in restricted cash	-	-	(2)	-	(2)
Other, net	-	-	2	-	2

Net cash used in investing activities	(91)	(96)	(196)	(13)	(396)

Financing activities:
Net repayments under revolving loan facilities	-	-	(16)	-	(16)
Net borrowings on overdraft facilities	-	-	2	-	2
Repayments of short-term debt	-	-	(40)	-	(40)
Repayments of long-term debt	(175)	-	(67)	-	(242)
Proceeds from issuance of long-term debt	-	-	3	-	3
Proceeds from notes payable to affiliate	172	-	-	-	172
Repayments of notes payable	(24)	-	(9)	-	(33)
Borrowings on notes payable	33	-	1	-	34
Debt issuance costs paid	(4)	-	-	-	(4)
Call premiums related to early extinguishment of debt	(2)	-	-	-	(2)
Contribution from parent	-	11	11	(22)	-
Distribution to parent	-	(35)	-	35	-
Dividends paid to parent	(72)	(1)	(1)	2	(72)
Excess tax benefit related to stock-based compensation	4	-	-	-	4
Other, net	(2)	-	(2)	(1)	(5)

Net cash used in financing activities	(70)	(25)	(118)	14	(199)
Effect of exchange rate changes on cash	-	-	2	-	2

Increase in cash and cash equivalents	-	3	37	-	40
Cash and cash equivalents at beginning of period	4	-	227	-	231

Cash and cash equivalents at end of period	$4	3	$264	$-	$271

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by (used in) operating activities	$128	$69	$(125)	$(4)	$68

Investing activities:
Capital expenditures	(15)	(41)	(161)	-	(217)
Proceeds from settlements treated as reimbursement of capital expenditures	-	-	3	-	3
Cash assumed in connection with the initial consolidation of a variable interest entity	-	-	28	-	28
Cash paid for acquisition of a business	-	-	(23)	-	(23)
Proceeds from sale of business/assets	-	-	7	-	7
Increase in receivable from affiliate	(35)	-	-	-	(35)
Investment in affiliate	(138)	(4)	-	142	-
Investment in unconsolidated affiliate	-	(17)	-	-	(17)
Cash received from unconsolidated affiliates	-	19	-	-	19
Other, net	1	-	(4)	3	-

Net cash used in investing activities	(187)	(43)	(150)	145	(235)
Financing activities:
Net borrowings on overdraft facilities	-	-	10	-	10
Repayments of short-term debt	-	-	(151)	-	(151)
Borrowings on short-term debt	-	-	126	-	126
Repayments of long-term debt	(212)	-	(75)	-	(287)
Proceeds from issuance of long-term debt	-	-	89	-	89
Proceeds from notes payable to affiliate	105	-	-	-	105
Repayments of notes payable	(23)	-	(1)	-	(24)
Borrowings on notes payable	33	-	2	-	35
Debt issuance costs paid	(7)	-	-	-	(7)
Call premiums related to early extinguishment of debt	(5)	-	-	-	(5)
Contribution from parent	-	(32)	174	(142)	-
Dividends paid to noncontrolling interest	-	-	(5)	-	(5)
Dividends paid to parent	(56)	(1)	-	1	(56)
Excess tax benefit related to stock-based compensation	10	-	-	-	10
Other, net	-	-	3	-	3

Net cash (used in) provided by financing activities	(155)	(33)	172	(141)	(157)
Effect of exchange rate changes on cash	-	-	(3)	-	(3)

Decrease in cash and cash equivalents	(214)	(7)	(106)	-	(327)
Cash and cash equivalents at beginning of period	220	9	332	-	561

Cash and cash equivalents at end of period	$6	$2	$226	$-	$234